FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

September 4, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Monongahela All Cap Value Fund, dated September 1, 2024 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on August 26, 2024 (accession number 0001398344-24-015451).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2038 or lindsey.dorval@apexgroup.com.

Sincerely,

/s/ Lindsey Dorval
Lindsey Dorval, Esq.
Vice President and Secretary to the Registrant